WARRANTS (Schedule of Outstanding Warrants) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
No. of underlying shares	160,000,000	280,000,000
Total fair value	$ 10,419,000	$ 15,566,332
Warrants issued in acquisition of game licenses		14,889,000
Proceeds from exercise of warrants	27,820,000
NGP and Fit Run Limited [Member]
Class of Warrant or Right [Line Items]
Warrants exercised, (in shares)	80,000,000
Proceeds from exercise of warrants	10,000,000
Other Warrant Holders [Member]
Class of Warrant or Right [Line Items]
Warrants exercised, (in shares)	120,000,000
Proceeds from exercise of warrants	17,800,000
Tranch 1 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares		120,000,000
Price per share		0.1485
Fair value per warrant		$ 0.0372
Total fair value		4,470,000
Expected lives		1 year
Tranch 2 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares		40,000,000
Price per share		0.1485
Fair value per warrant		$ 0.0681
Total fair value		2,723,000
Expected lives		4 years
Tranch 3 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares		40,000,000
Price per share		0.1485
Fair value per warrant		$ 0.0837
Total fair value		3,346,000
Expected lives		5 years
Tranch 4 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares		40,000,000
Price per share		0.1985
Fair value per warrant		$ 0.0537
Total fair value		2,148,000
Expected lives		1 year 9 months 18 days
Tranch 5 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares		40,000,000
Price per share		0.1750
Fair value per warrant		$ 0.0550
Total fair value		$ 2,202,000
Expected lives		2 years 1 month 6 days